Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net income (loss)	$ (223)	$ 2,342	$ (4,907)
Adjustments required to reconcile net income (loss) to net cash provided by (used in) operating activities:
Share based compensation to employees	898	559	111
Depreciation and amortization	799	638	554
Net Loss from sale of fixed asset	103
Extinguishment and amortization expenses related to beneficial conversion feature and discount of convertible loans		103	1,116
Severance pay, net	(47)	93	37
Increase in trade receivables, net	(6,096)	(2,280)	(1,360)
Decrease (increase) in other accounts receivable, long term receivable and prepaid expenses	(192)	14	(135)
Decrease in costs and estimated earnings in excess of billings	995	809	403
Increase in contract assets	(899)
Increase in contract liabilities	366
Increase in inventories	(3,865)	(890)	(1,503)
Increase in trade payables	2,610	303	592
Increase in other accounts payable, accrued expenses, long term liabilities and advances from customers	1,693	31	173
Net cash provided by (used in) operating activities from continuing operations	(3,858)	1,722	(4,919)
Cash flows from investing activities:
Purchase of property, plant and equipment	(899)	(1,041)	(411)
Construction-in-process	(308)	(736)
Consideration from fixed asset sale	254
Increase (decrease) in long-term receivables and deposits	5	(29)	75
Net cash used in investing activities from continuing operations	(948)	(1,806)	(336)
Cash flows from financing activities:
Issuance of Ordinary shares, net	12,252	9,726	5,796
Exercise of warrants	800	2,141	1,300
Repayment of short-term bank credit, net		(575)	(1,841)
Transaction with non-controlling interest	(254)
Proceeds from loans from shareholders			187
Net cash provided by financing activities from continuing operations	12,798	11,292	5,442
Net cash provided by (used in) operating activities from discontinued operations	1,186	(644)	298
Net cash used in investing activities from discontinued operations	(2)	(101)	(34)
Effect of exchange rate changes of discontinued operation on cash and cash equivalents	(420)	(138)	(133)
Increase in cash and cash equivalents and restricted cash	8,756	10,325	318
Cash and cash equivalents and restricted cash at the beginning of the year	13,006	2,681	2,363
Cash and cash equivalents and restricted cash at the end of the year	21,762	13,006	2,681
Less cash and cash equivalents of discontinued operation at the end of the year	526	267	1,159
Cash and cash equivalents of continued operation at the end of the year	21,236	12,739	1,522
(a) Supplemental disclosures of cash flow activities:
Net cash paid during the year for: Income taxes	17	17	16
Net cash paid during the year for: Interest	18	173	658
(b) Non-cash transactions
Conversion of convertible loan including unpaid interest		3,175	113
Transfer of inventory to property, plant and equipment	530	82	92
Purchase of property, plant and equipment in credit	$ 136	$ 44	$ 14